Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2018
Entity Registrant Name	STAAR INVESTMENT TRUST
Entity Central Index Key	0001011996
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	Apr. 30, 2019